COMMITMENTS AND CONTINGENCIES (Other) (Details) - USD ($) $ in Thousands		6 Months Ended		76 Months Ended
	Jan. 05, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2012
Office leases [Member] | Israel [Member]
Government and Other Grants [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security		$ 627
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received		100.00%
Royalty expense		$ 350	$ 0
Contingent royalty obligations		$ 9,205
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		5.00%
Commercial License Agreement [Member]
Government and Other Grants [Line Items]
Percentage of royalties on net sales	1.00%
BIRD [Member]
Government and Other Grants [Line Items]
Grants received				$ 500
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date		May 09, 2012
Agreement, termination date		Feb. 27, 2014
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Participation Rights		4.00%
New Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Participation Rights		1.00%